CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended	15 Months Ended	21 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Balance					$ (394,333)	$ (20,855)	$ (20,855)
Balance, shares					85,031,557	60,300,000	60,300,000
Issuance of common stock at $0.00033 per share on October 14, 2010			20,000
Issuance of common stock at $0.00033 per share on October 14, 2010, shares				335,000
Issuance of Units at $0.033 per share on October 14, 2010			10,000
Issuance of Units at $0.033 per share on January 31, 2011							195,500
Issuance of Units at $0.033 per share on March 31, 2011							81,250
Issuance of Units at $0.033 per share on May 10, 2011							18,750
Conversion of accounts payable to common stock on July 1, 2011							28,162
Share based compensation					3,718		18,109
Issuance of common stock at $0.033 per share on December 15, 2011							50,000
Effect of reverse merger recapitalization on December 29, 2011							(451,915)
Conversion of accounts payable to common stock on December 29, 2011							90,682
Conversion of note payable to common stock on December 29, 2011							167,585	167,585	167,585
Issuance of Units at $0.20 per share on June 30, 2012					67,000
Debt discount related to beneficial conversion feature and warrants					253,394
Net loss	(90,132)	(160,587)	(50,855)		(189,087)	(282,278)	(571,601)	(622,456)	(811,543)
Balance	(259,308)		(20,855)	(259,308)	(259,308)		(394,333)	(394,333)	(259,308)
Balance, shares	85,501,557		60,300,000	85,501,557	85,501,557		85,031,557	85,031,557	85,501,557
Common Stock [Member]
Balance					850	603	603
Balance, shares					85,031,557	60,300,000	60,300,000
Issuance of common stock at $0.00033 per share on October 14, 2010			600
Issuance of common stock at $0.00033 per share on October 14, 2010, shares			60,000,000
Issuance of Units at $0.033 per share on October 14, 2010			3
Issuance of Units at $0.033 per share on October 14, 2010, shares			300,000
Issuance of Units at $0.033 per share on January 31, 2011							59
Issuance of Units at $0.033 per share on January 31, 2011, shares							5,865,000
Issuance of Units at $0.033 per share on March 31, 2011							24
Issuance of Units at $0.033 per share on March 31, 2011, shares							2,437,500
Issuance of Units at $0.033 per share on May 10, 2011							6
Issuance of Units at $0.033 per share on May 10, 2011, shares							562,500
Conversion of accounts payable to common stock on July 1, 2011							8
Number of units issued							844,860
Share based compensation					1		3
Share based compensation, shares					135,000		285,000
Issuance of common stock at $0.033 per share on December 15, 2011							15
Issuance of common stock at $0.033 per share on December 15, 2011, shares							1,500,000
Effect of reverse merger recapitalization on December 29, 2011							48
Effect of reverse merger recapitalization on December 29, 2011, shares							4,829,872
Conversion of accounts payable to common stock on December 29, 2011							9
Conversion of accounts payable to common stock on December 29, 2011, shares							906,825
Conversion of note payable to common stock on December 29, 2011							75
Conversion of note payable to common stock on December 29, 2011, shares							7,500,000
Issuance of Units at $0.20 per share on June 30, 2012					3
Issuance of Units at $0.20 per share on June 30, 2012, shares					335,000
Debt discount related to beneficial conversion feature and warrants
Net loss
Balance	854		603	854	854		850	850	854
Balance, shares	85,501,557		60,300,000	85,501,557	85,501,557		85,031,557	85,031,557	85,501,557
Additional Paid-in Capital [Member]
Balance					227,273	29,397	29,397
Issuance of common stock at $0.00033 per share on October 14, 2010			19,400
Issuance of Units at $0.033 per share on October 14, 2010			9,997
Issuance of Units at $0.033 per share on January 31, 2011							195,441
Issuance of Units at $0.033 per share on March 31, 2011							81,226
Issuance of Units at $0.033 per share on May 10, 2011							18,744
Conversion of accounts payable to common stock on July 1, 2011							28,154
Share based compensation					3,717		18,106
Issuance of common stock at $0.033 per share on December 15, 2011							49,985
Effect of reverse merger recapitalization on December 29, 2011							(451,963)
Conversion of accounts payable to common stock on December 29, 2011							90,673
Conversion of note payable to common stock on December 29, 2011							167,510
Issuance of Units at $0.20 per share on June 30, 2012					66,997
Debt discount related to beneficial conversion feature and warrants					253,394
Net loss
Balance	551,381		29,397	551,381	551,381		227,273	227,273	551,381
Deficit Accumulated during the Development Stage [Member]
Balance					(622,456)	(50,855)	(50,855)
Issuance of common stock at $0.00033 per share on October 14, 2010
Issuance of Units at $0.033 per share on October 14, 2010
Issuance of Units at $0.033 per share on January 31, 2011
Issuance of Units at $0.033 per share on March 31, 2011
Issuance of Units at $0.033 per share on May 10, 2011
Conversion of accounts payable to common stock on July 1, 2011
Share based compensation
Issuance of common stock at $0.033 per share on December 15, 2011
Effect of reverse merger recapitalization on December 29, 2011
Conversion of accounts payable to common stock on December 29, 2011
Conversion of note payable to common stock on December 29, 2011
Issuance of Units at $0.20 per share on June 30, 2012
Debt discount related to beneficial conversion feature and warrants
Net loss			(50,855)		(189,087)		(571,601)
Balance	$ (811,543)		$ (50,855)	$ (811,543)	$ (811,543)		$ (622,456)	$ (622,456)	$ (811,543)